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                                PREMIERSOLUTIONS
                        HARTFORD LIFE INSURANCE COMPANY
                            SEPARATE ACCOUNT ELEVEN

  SUPPLEMENT DATED FEBRUARY 27, 2002 TO THE PROSPECTUS DATED JANUARY 28, 2002

The first paragraph on the first page is deleted and replaced with the following:

This Prospectus describes information you should know before you purchase or become a Participant under Premier Solutions, a group variable annuity contract (the "Contract" or "Contracts"). Please read it carefully.

The following Sub-Accounts are closed to Contributions and transfers of Participant Account values:

- AMERICAN CENTURY EQUITY INCOME FUND SUB-ACCOUNT which purchases Adviser shares of Equity Income Fund of American Century Capital Portfolios, Inc. ("American Century Equity Income Fund")

- DREYFUS LIFETIME GROWTH PORTFOLIO SUB-ACCOUNT which purchases Investors shares of the Growth Portfolio of Dreyfus LifeTime Portfolios, Inc. ("Dreyfus LifeTime Growth Portfolio")

- DREYFUS LIFETIME GROWTH AND INCOME PORTFOLIO SUB-ACCOUNT which purchases Investors shares of the Growth and Income Portfolio of Dreyfus LifeTime Portfolios, Inc. ("Dreyfus LifeTime Growth and Income Portfolio")

- DREYFUS LIFETIME INCOME PORTFOLIO SUB-ACCOUNT which purchases Investors shares of the Income Portfolio of Dreyfus LifeTime Portfolios, Inc. ("Dreyfus LifeTime Income Portfolio")

- DREYFUS PREMIER CORE BOND FUND SUB-ACCOUNT which purchases Class A shares of Dreyfus Premier Core Bond Fund

- FRANKLIN BALANCE SHEET INVESTMENT FUND SUB-ACCOUNT which purchases Class A shares of Franklin Balance Sheet Investment Fund of the Franklin Value Investors Trust

- FRANKLIN SMALL-MID CAP GROWTH FUND SUB-ACCOUNT which purchases Class A shares of the Franklin Small-Mid Cap Growth Fund of the Franklin Strategic Series

- INVESCO TECHNOLOGY FUND SUB-ACCOUNT which purchases Investor Class shares of Invesco Technology Fund of the Invesco Sector Funds, Inc.

- INVESCO TELECOMMUNICATIONS FUND SUB-ACCOUNT which purchases Investor Class shares of Invesco Telecommunica-tions Fund of the Invesco Sector Funds, Inc.

- JANUS ADVISER CAPITAL APPRECIATION FUND SUB-ACCOUNT which purchases shares of Janus Adviser Capital Appreciation Fund of the Janus Adviser Series

- JANUS ADVISER INTERNATIONAL FUND SUB-ACCOUNT which purchases shares of Janus Adviser International Fund of the Janus Adviser Series

- JOHN HANCOCK SMALL CAP VALUE FUND SUB-ACCOUNT which purchases Class A shares of Small Cap Value Fund of John Hancock Equity Funds ("John Hancock Small Cap Value Fund")

- MFS HIGH INCOME FUND SUB-ACCOUNT which purchases Class A shares of MFSd High Income Fund

- MFS UTILITIES FUND SUB-ACCOUNT which purchases Class A shares of MFSd Utilities Fund

- OPPENHEIMER CAPITAL APPRECIATION FUND SUB-ACCOUNT which purchases Class A shares of Oppenheimer Capital Appreciation Fund

- OPPENHEIMER GLOBAL FUND SUB-ACCOUNT which purchases Class A shares of Oppenheimer Global Fund

- HARTFORD GLOBAL HEALTH HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Global Health HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GLOBAL TECHNOLOGY HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Global Technology HLS Fund of Hartford Series Fund, Inc.

- HARTFORD MONEY MARKET HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Money Market HLS Fund, Inc.

- HARTFORD MORTGAGE SECURITIES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Mortgage Securities HLS Fund, Inc.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

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